Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Line Items]
Class B common stock conversion, number of shares	2,574,336	2,581,627	2,601,996
Anti-dilutive stock options excluded from earnings per share	205,380	74,270	11,664